Note 19 - Employee Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	10.00%
Pension and Other Postretirement Defined Benefit Plans, Liabilities	$ 0	$ 0